Supplemental Balance Sheet Data-Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished goods	$ 179.5	$ 251.0
Raw materials, spare parts and supplies	23.4	23.3
Inventory, Net	$ 202.9	$ 274.3